Parent Company Financial Statements (Condensed Parent Company Only Statements Of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 144.5	$ 693.1	$ 115.3	$ 103.7	$ 251.0	$ 514.9	$ 246.9	$ 117.2	$ 1,056.6	$ 1,130.0	$ 675.7
Net cash flows (used in) provided by operations									851.9	1,192.7	1,676.0
Acquisitions									2,521.2	(448.6)
Net cash flows (used in) provided by investing activities									1,483.1	(967.7)	(4,615.9)
Proceeds from the issuance of term debt									1,626.9	3,871.5	2,099.9
Repayments of term debt									(4,417.7)	(5,842.3)	(2,498.0)
Repurchase of common stock									(531.8)	(775.5)	(193.4)
Dividends paid									(114.9)	(95.3)	(20.1)
Net cash flows (used in) provided by financing activities									(1,019.9)	849.4	2,384.8
Increase (decrease) in unrestricted cash and cash equivalents									1,315.1	1,074.4	(555.1)
Unrestricted cash and cash equivalents, beginning of period				6,155.5				5,081.1	6,155.5	5,081.1	5,636.2
Unrestricted cash and cash equivalents, end of period	7,470.6				6,155.5				7,470.6	6,155.5	5,081.1
CIT Group Inc. [Member]
Net income (loss)									1,056.6	1,130.0	675.7
Equity in undistributed earnings of subsidiaries									406.6	(206.5)	(178.8)
Other operating activities, net									(588.6)	(735.4)	(88.2)
Net cash flows (used in) provided by operations									874.6	188.1	408.7
Decrease (increase) in investments and advances to subsidiaries									620.1	(92.6)	21.0
Acquisitions									(1,559.5)
Decrease (increase) in Investment securities and securities purchased under agreements to resell									1,454.1	342.3	(1,346.2)
Net cash flows (used in) provided by investing activities									514.7	249.7	(1,325.2)
Proceeds from the issuance of term debt										991.3	735.2
Repayments of term debt									(1,256.7)	(1,603.0)	(60.5)
Repurchase of common stock									(531.8)	(775.5)	(193.4)
Dividends paid									(114.9)	(95.3)	(20.1)
Net change in advances from to subsidiaries									91.0	902.1	728.2
Net cash flows (used in) provided by financing activities									(1,812.4)	(580.4)	1,189.4
Increase (decrease) in unrestricted cash and cash equivalents									(423.1)	(142.6)	272.9
Unrestricted cash and cash equivalents, beginning of period				$ 1,452.9				$ 1,595.5	1,452.9	1,595.5	1,322.6
Unrestricted cash and cash equivalents, end of period	$ 1,029.8				$ 1,452.9				$ 1,029.8	$ 1,452.9	$ 1,595.5